Share-based Payments (Details 4) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Share-based compensation expenses
Share-based compensation expenses	¥ (302,941)	¥ (225,494)	¥ (76,505)
Fulfillment expenses
Share-based compensation expenses
Share-based compensation expenses	(18,665)	(10,822)	(4,432)
Marketing expenses
Share-based compensation expenses
Share-based compensation expenses	(19,938)	(17,293)	(2,342)
Technology and content expenses
Share-based compensation expenses
Share-based compensation expenses	(126,274)	(103,160)	(20,117)
General and administrative expenses
Share-based compensation expenses
Share-based compensation expenses	¥ (138,064)	¥ (94,219)	¥ (49,614)